2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Balanced Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 55 .2%
Communication Services — 5.6%
Alphabet Inc ....................... 43,068 6,728,514
Comcast Corp ...................... 14,073 519,294
Electronic Arts Inc ................... 418 60,409
Ibotta Inc
(1)
........................ 1,485 62,667
John Wiley & Sons Inc ................. 1,167 52,002
Live Nation Entertainment Inc
(1)
........... 8,634 1,127,428
Meta Platforms Inc ................... 14,030 8,086,331
Netflix Inc
(1)
........................ 2,233 2,082,339
New York Times Co/The ................ 194 9,622
Roku Inc
(1)
......................... 924 65,087
T-Mobile US Inc ..................... 3,703 987,627
Verizon Communications Inc ............ 23,040 1,045,094
Walt Disney Co/The .................. 16,147 1,593,709
22,420,123
Consumer Discretionary — 5.0%
Abercrombie & Fitch Co
(1)
............... 367 28,028
Adtalem Global Education Inc
(1)
........... 1,817 182,863
Amazon.com Inc
(1)
................... 67,595 12,860,625
AutoZone Inc
(1)
...................... 6 22,877
Bright Horizons Family Solutions Inc
(1)
...... 1,211 153,845
Brinker International Inc
(1)
.............. 556 82,872
Cava Group Inc
(1)
.................... 386 33,354
Cavco Industries Inc
(1)
................. 334 173,556
Frontdoor Inc
(1)
...................... 2,330 89,519
Grand Canyon Education Inc
(1)
........... 3,243 561,104
J Jill Inc .......................... 643 12,558
La-Z-Boy Inc ....................... 3,975 155,383
Murphy USA Inc ..................... 426 200,139
Royal Caribbean Cruises Ltd ............ 2,127 436,971
Strategic Education Inc ................ 1,215 102,011
Tapestry Inc ....................... 1,807 127,231
Tesla Inc
(1)
......................... 2,646 685,737
Texas Roadhouse Inc ................. 2,323 387,081
TopBuild Corp
(1)
..................... 5,625 1,715,344
Universal Technical Institute Inc
(1)
......... 1,146 29,429
Valvoline Inc
(1)
...................... 280 9,747
Yum! Brands Inc ..................... 11,903 1,873,056
Zumiez Inc
(1)
....................... 1,233 18,359
19,941,689
Consumer Staples — 4.2%
Altria Group Inc ..................... 1,122 67,342
Costco Wholesale Corp ................ 8,908 8,425,008
Dollar Tree Inc
(1)
..................... 453 34,007
Ingredion Inc ....................... 58 7,842
Kroger Co/The ...................... 6,348 429,696
Philip Morris International Inc ............ 10,799 1,714,125
PriceSmart Inc ...................... 2,257 198,278
Sprouts Farmers Market Inc
(1)
............ 1,064 162,409
Target Corp ........................ 14,600 1,523,656
Walmart Inc ....................... 50,787 4,458,591
17,020,954
Energy — 2.3%
Antero Resources Corp
(1)
............... 2,304 93,174
Civitas Resources Inc ................. 907 31,645
ConocoPhillips ...................... 2,357 247,532
Devon Energy Corp ................... 17,988 672,751
Diamondback Energy Inc ............... 3,513 561,659
EOG Resources Inc ................... 23,181 2,972,732
EQT Corp ......................... 15,298 817,372
Exxon Mobil Corp .................... 15,358 1,826,527
Gulfport Energy Corp
(1)
................ 121 22,281
Ovintiv Inc ......................... 2,633 112,692
PrimeEnergy Resources Corp
(1)
........... 407 92,751
Targa Resources Corp ................. 5,894 1,181,570
Teekay Corp Ltd ..................... 1,515 9,954
Weatherford International PLC ........... 148 7,925
Williams Cos Inc/The ................. 11,746 701,941
9,352,506
Financials — 11.0%
Ally Financial Inc .................... 15,061 549,275
American Express Co ................. 3,549 954,858
Ameriprise Financial Inc ............... 405 196,065
Ameris Bancorp ..................... 941 54,173
Axis Capital Holdings Ltd ............... 1,995 199,979
BancFirst Corp ...................... 113 12,415
Bank of New York Mellon Corp/The ........ 51,493 4,318,718
Berkshire Hathaway Inc
(1)
.............. 41,854 22,290,603
BOK Financial Corp ................... 4,227 440,242
Comerica Inc ....................... 20,748 1,225,377
Commerce Bancshares Inc/MO ........... 3,532 219,796
First American Financial Corp ............ 6,798 446,153
First Citizens BancShares Inc/NC ......... 105 194,683
FirstCash Holdings Inc ................. 359 43,195
Hancock Whitney Corp ................ 14,258 747,832
International Money Express Inc
(1)
......... 750 9,465
Loews Corp ........................ 1,599 146,964
Mastercard Inc ..................... 12,740 6,983,049
Medley Management Inc
(1) (2)
............. 101 0
MetLife Inc ........................ 3,426 275,073
National Bank Holdings Corp ............ 1,035 39,609
NerdWallet Inc
(1)
..................... 1,436 12,996
Pathward Financial Inc ................ 2,289 166,983
Popular Inc ........................ 7,446 687,787
PROG Holdings Inc ................... 1,589 42,267
QCR Holdings Inc .................... 771 54,988

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Sezzle Inc
(1)
........................ 282 9,839
State Street Corp .................... 30,892 2,765,761
Stewart Information Services Corp ........ 4,329 308,874
Synchrony Financial .................. 8,583 454,384
Toast Inc
(1)
........................ 812 26,934
Wells Fargo & Co .................... 5,442 390,681
Zions Bancorp NA ................... 1,494 74,491
44,343,509
Health Care — 4.8%
AbbVie Inc ........................ 7,861 1,647,037
ACADIA Pharmaceuticals Inc
(1)
........... 4,088 67,902
Amgen Inc ........................ 6,775 2,110,751
Cardinal Health Inc ................... 6,024 829,927
Centene Corp
(1)
..................... 5,556 337,305
Cigna Group/The .................... 1,920 631,680
CVS Health Corp .................... 7,619 516,187
Elevance Health Inc .................. 1,594 693,326
Eli Lilly & Co ....................... 3,493 2,884,904
Encompass Health Corp ............... 12,890 1,305,499
Gilead Sciences Inc .................. 30,080 3,370,464
Hims & Hers Health Inc
(1)
............... 6,000 177,300
Humana Inc ....................... 1,329 351,653
IDEXX Laboratories Inc
(1)
............... 865 363,257
Johnson & Johnson .................. 10,642 1,764,869
Molina Healthcare Inc
(1)
................ 3,102 1,021,768
Natera Inc
(1)
........................ 2,196 310,536
Tenet Healthcare Corp
(1)
................ 127 17,082
TG Therapeutics Inc
(1)
................. 3,629 143,091
United Therapeutics Corp
(1)
............. 75 23,120
UnitedHealth Group Inc ................ 601 314,774
Universal Health Services Inc ............ 577 108,418
Vericel Corp
(1)
...................... 2,426 108,248
19,099,098
Industrials — 4.4%
Alaska Air Group Inc
(1)
................. 7,707 379,339
Albany International Corp ............... 3,059 211,193
Allegiant Travel Co ................... 1,632 84,293
Allegion plc ........................ 7,815 1,019,545
Allison Transmission Holdings Inc ......... 3,514 336,184
Argan Inc ......................... 1,385 181,670
Boise Cascade Co ................... 7,409 726,749
BWX Technologies Inc ................. 6,958 686,407
Cintas Corp ........................ 2,813 578,156
Copart Inc
(1)
........................ 3,217 182,050
Delta Air Lines Inc ................... 23,578 1,028,001
Dover Corp ........................ 18,429 3,237,607
EMCOR Group Inc .................... 432 159,680
Fluor Corp
(1)
........................ 3,437 123,113
H&E Equipment Services Inc ............ 909 86,164
Hexcel Corp ....................... 9,684 530,296
IES Holdings Inc
(1)
.................... 1,040 171,714
Innodata Inc
(1)
...................... 1,040 37,336
Johnson Controls International plc ......... 6,293 504,132
Lincoln Electric Holdings Inc ............. 201 38,021
Masco Corp ....................... 31,458 2,187,589
Matson Inc ........................ 92 11,792
Maximus Inc ....................... 5,661 386,024
McGrath RentCorp ................... 441 49,127
MRC Global Inc
(1)
.................... 1,396 16,026
Northrop Grumman Corp ............... 698 357,383
SkyWest Inc
(1)
...................... 1,789 156,305
Sterling Infrastructure Inc
(1)
............. 2,872 325,139
Trane Technologies PLC ................ 4,833 1,628,334
United Airlines Holdings Inc
(1)
............ 18,651 1,287,852
Valmont Industries Inc ................. 89 25,398
Vertiv Holdings Co ................... 13,078 944,232
Willdan Group Inc
(1)
................... 771 31,395
17,708,246
Information Technology — 13.1%
Apple Inc ......................... 64,317 14,286,735
Asana Inc
(1)
........................ 10,656 155,258
Broadcom Inc ...................... 9,846 1,648,516
Consensus Cloud Solutions Inc
(1)
.......... 1,598 36,882
Corning Inc ........................ 7,063 323,344
HP Inc ........................... 3,980 110,206
Microsoft Corp ...................... 51,473 19,322,450
NETGEAR Inc
(1)
...................... 1,122 27,444
NVIDIA Corp ....................... 101,469 10,997,210
Oracle Corp ........................ 14,578 2,038,150
Photronics Inc
(1)
..................... 11,910 247,252
QUALCOMM Inc ..................... 2,895 444,701
TD SYNNEX Corp .................... 4,551 473,122
Texas Instruments Inc ................. 11,501 2,066,730
Ubiquiti Inc ........................ 673 208,724
52,386,724
Materials — 1.6%
Ball Corp ......................... 29,682 1,545,542
Ecolab Inc ......................... 11,884 3,012,832
Newmont Corp ..................... 13,198 637,199
Olympic Steel Inc .................... 611 19,259
Steel Dynamics Inc ................... 7,240 905,579
Sylvamo Corp ...................... 3,695 247,823
6,368,234
Real Estate — 1.6%
CoStar Group Inc
(1)
................... 19,804 1,569,071
Jones Lang LaSalle Inc
(1)
............... 98 24,295
Simon Property Group Inc .............. 27,713 4,602,575
Zillow Group Inc
(1)
.................... 581 39,834
6,235,775
Utilities — 1.6%
American States Water Co .............. 5,075 399,301

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Avista Corp ........................ 1,577 66,029
Black Hills Corp ..................... 14,150 858,198
Brookfield Renewable Corp ............. 9,638 269,093
Dominion Energy Inc .................. 19,204 1,076,768
National Fuel Gas Co .................. 21,208 1,679,462
NextEra Energy Inc ................... 9,625 682,316
Portland General Electric Co ............. 749 33,405
SJW Group ........................ 2,725 149,030
Spire Inc .......................... 11,408 892,676
Vistra Corp ........................ 3,613 424,311
6,530,589
Total Common Stocks (United States)
(Cost $ 190,735,298 ) ................ 221,407,447
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 994 25,109
Total Preferred Stock (United States)
(Cost $ 24,845 ) .................... 25,109
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 3 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 12 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 29 .5%
U.S. Fixed Income — 26.4%
Baird Core Plus Bond Fund - Class I ....... 2,513,015 25,557,363
BrandywineGLOBAL High Yield Fund - Class IS 929,528 9,462,597
Dodge & Cox Income Fund - Class I ........ 1,084,308 13,662,285
Fidelity Advisor Short Duration High Income Fund
- Class Z ........................ 830,002 7,387,015
Fidelity Total Bond Fund - Class Z ......... 2,687,269 25,636,550
Frost Total Return Bond Fund - Class I ...... 767,088 7,517,458
iShares 20+ Year Treasury Bond ETF
(3)
...... 183,936 16,743,694
105,966,962
International Fixed Income — 3.1%
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(3)
.......................... 136,729 12,386,280
12,386,280
Total Registered Investment Companies
(Cost $ 114,674,821 ) ................ 118,353,242
Money Market Registered Investment Companies — 14 .9%
Meeder Government Money Market Fund - Class
F , 4.18%
(4)
....................... 59,686,977 59,686,977
Total Money Market Registered Investment
Companies
(Cost $ 59,668,122 ) ................. 59,686,977
Total Investments — 99 .6%
(Cost $ 365,103,086 ) ................ 399,472,775
Other Assets less Liabilities — 0 .4% ....... 1,744,096
Total Net Assets — 100 .0% ............. 401,216,871
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 4,461 54,513
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,210 27,878
Meeder Dynamic Allocation Fund - Retail Class 11,658 152,836
Meeder Muirfield Fund - Retail Class ....... 8,960 78,938
Total Trustee Deferred Compensation
(Cost $ 289,323 ) ................... 314,165
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
June 2025 ......... 113 6/20/25 13,652,095 (487,621)
Mini MSCI Emg Mkt Futures
- June 2025 ........ 122 6/20/25 6,775,880 (220,203)
Russell 2000 Futures Mini
June 2025 ......... 63 6/20/25 6,385,365 (185,302)
S&P 500 Mini Futures June
2025 ............ 5 6/20/25 1,413,313 3,154
S&P Mid Cap Futures EMini
June 2025 ......... 6 6/20/25 1,763,160 2,702
Total Futures Contracts .. 309 29,989,813 (887,270)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2025.
(5) Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.